Transamerica Variable Annuity O-Share	Transamerica AxiomSM II	Transamerica ExtraSM Variable Annuity
Transamerica Variable Annuity I-Share	Transamerica LandmarkSM Variable Annuity	Transamerica LibertySM Variable Annuity
Transamerica Inspire® Variable Annuity	Transamerica FreedomSM Variable Annuity	Transamerica AxiomSM Variable Annuity

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA B

And

Transamerica Variable Annuity O-Share	Transamerica AxiomSM II
Transamerica Variable Annuity I-Share	Transamerica LandmarkSM NY Variable Annuity
Transamerica Inspire® Variable Annuity	Transamerica AxiomSM NY Variable Annuity

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA BNY

Supplement dated October 1, 2026
To the
Prospectus dated May 1, 2026

Effective on or about November 1, subject to shareholder approval, based on changes to the underlying portfolios, the Appendix: Investment Options Available Under the Policy is revised to reflect the following change:

Current Portfolio Name	New Portfolio Name	Current Subadvisor	New Subadvisor
Transamerica JPMorgan Tactical Allocation VP	Transamerica Multi-Managed Conservative VP	J.P. Morgan Investment Management Inc	J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC
New Investment Objective	Seeks total return through the combination of income and capital appreciation.

Effective on or about November 1, subject to shareholder approval, based on changes to the underlying portfolios, the Appendix: Investment Options Available Under the Policy is revised to reflect the following change:

Current Portfolio Name	New Portfolio Name	Current Subadvisor	New Subadvisor
Transamerica Madison Diversified Income VP	Transamerica Multi-Managed Moderately Conservative VP	Madison Asset Management, LLC	J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC
Current and New Investment Objective	Seeks high total return through the combination of income and capital appreciation.

Effective on or about November 1, based on changes to the underlying portfolios, the Appendix: Investment Options Available Under the Policy is revised to reflect the following information:

Current Portfolio Name	New Portfolio Name	Current Subadvisor	New Subadvisor	Current Expense		New Expenses
				Initial Class	Service Class	Initial Class	Service Class
Transamerica TSW International Equity VP	Transamerica Great Lakes Advisors International Equity VP	Thompson, Siegel & Walmsley LLC	Great Lakes Advisors, LLC	0.86%	1.11%	0.82%	1.07%
New Investment Objective	Seeks to provide competitive risk-adjusted returns relative to the benchmark over a full market cycle.

This Supplement updates certain information in the above referenced Prospectus (the ‘‘Prospectus’’). Except as indicated in this Supplement, all other information included in the Prospectus remains unchanged. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

This Supplement must be accompanied or preceded by the applicable Prospectus.
Please read this Supplement carefully and retain it for future reference.